Employee Benefits - Summary of Expected Future Settlements of Defined Contribution Plans (Detail) ₱ in Millions	Dec. 31, 2017 PHP (₱)
Within 12 months [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 268
2019 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	444
2020 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	423
2021 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	662
2022 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	844
More than 5 years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	91,691
Defined Contribution Plans [member] | Within 12 months [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	129
Defined Contribution Plans [member] | 2019 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	85
Defined Contribution Plans [member] | 2020 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	135
Defined Contribution Plans [member] | 2021 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	99
Defined Contribution Plans [member] | 2022 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	159
Defined Contribution Plans [member] | More than 5 years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 1,194